Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Earnings Per Share
The following table shows the net income and the number of shares that have been used for the calculation of the basic and diluted earnings per share:

	2019	2018	2017
Net (loss) / profit	(34,071)	38,613	12,340
Average number of shares outstanding	392,314,842	392,302,437	392,625,259
Basic and diluted earnings per share	(86.85)	98.43	31.43